UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: April 30, 2009 Estimated average burden hours per response 14.4

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 319-6670

Date of fiscal year end:	December 31, 2009

Date of reporting period:	July 2008 – June 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Name of Security	Ticker	Cusip	Proposed by	Meeting Date	Date Voted or Date Posted	Description of Issue	Item #		Vote

Modtech Holdings, Inc.	modt	60783C100	issuer	7/11/2008	n/a	Approval of the removal of the conversion cap on the number of shares of common stock to be issued upon the conversion of outstanding preferred stock	1		no vote

PDG Environmental Inc.	pdge	693283103	issuer	7/15/2008	n/a	Elect Directors	1		No Vote
						Ratify Malin Bergquist & Co. LLP as accounting firm	2		No Vote

Orthovita Inc.	vita	68750U102	issuer	7/17/2008	5/9/2008	Elect Directors	1		No Vote
						Ratify KPMG LLP as independent accounting firm	2		No Vote

Opnet Technologies Inc.	opnt	683757108	issuer	7/21/2008	n/a	Approve an amendment to the Opnet Technologies Inc. 2000 employee stock purchase plan to increase by 200M shares authorized for issuance thereunder	1		No Vote

Primal Solutions, Inc.	psol	74154A106	issuer	8/5/2008	7/31/2008	Elect Directors	1		For
						Ratify Haskell & White LLP as public accounting firm	2		For

Rit Technologies, Ltd	ritt	M8215N109	issuer	8/26/2008	8/25/2008	Elect Directors	1		For
						Reappoint the company's independent auditors KPMG Somech Chaikin Certified Public Accountants for the 2008 fiscal year	2		For
						Authorize the BoD to effect a reverse shae split of the ordinary shares	3		For
						Approve the company's Directors and Officers' Liability insurance policy	4		For
						Approve the terms of employment and framework of compensation for an Employee who is related to Stins Coman Incorporated the controlling shareholder of the company	5		For
						Approve a private issuance by the company of ordinary shares to Stins Coman Inc. the controlling shareholder of the company	6		For
						Approve the renewal of a distribution agreement between the company and Stins Corp a subsidiary of Stins Coman Inc. the controlling shareholder of the company	7		For
						Approve a special bonus payment Liora Katzenstein	8		For
						Approve the terms of compensation for Roman Govorov's service as a director	9		For

Opexa Therapeutics, Inc.	opxa	68372T103	issuer	9/26/2008	9/2/2008	Elect Directors	1		No Vote
						Propose to increase the number of shares of common stock authorized for issuance under the Plan from a total of 1.2MM shares to a total of 2.3MM shares	2		No Vote
						Ratify Malone & Bailey as auditors	3		No Vote

Opnet Technologies	opnt	683757108	issuer	9/9/2008	na	Elect Directors	1		No Vote

Locateplus Holdings Corp.	lphc	539570408	issuer	9/15/2008	9/8/2008	Elect Directors	1		For
						Amend the Corporation's Second amended and restated CoI to increase the number of authorized shares of the corporation's common stock from 25MM shares to 100MM shares.	2		For

Tegal Corporation	tgal	879008209	issuer	9/23/2008	9/22/2008	Elect Directors	1		For
						Ratify Burr Pilgar & Mayer LLP as accounting Firm	2		For

Nova Measuring Instruments Ltd	nvmi	M7516K103	issuer	9/25/2008	na	Ratify Brightman Almagor & Co. as auditors	1		No Vote
						Approve the amended and restated Art. Of Assn. of the company	2		No Vote
						Elect Directors	3		No Vote
						Re Elect Mr. Dani Falk as external director of the company	4		No Vote
						Approve compensation arrangement fof the company's external directors	5		No Vote
						Approve grant of options to the COB of directors	6		No Vote
						Are yo a controlling shareholder in the company or acting on behalf of such a controlling shareholder	7		No Vote

World Heart Corp.	whrt	980905301	issuer	10/9/2008	9/25/2008	Elect Directors	1		For
						Approve an amendment of the World Heart Corp. 2006 Equity Incentive Plan to increase the maximum number of common shares that may be issued under the plan from 1,477,251 to 44MM	2		For
						Approve the grant of discretionary authority to the Company's BOD to amend the company's articles to effect a reverse stock split of the company's common shares within the range of 20 to 1 to 30 to 1 at any time prior to the first anniversary of this Special Meeting	3		For
						Approve the issuance of warrants exercisable for 2.5MM common shares of the company to certain advisors of the company's recently compledted private placement.	4		For

Emrise Corporation	eri	29246J101	issuer	11/6/2008	10/3/2008	Amend & Restat CoI to effectuate a reverse split of our issued and outstanding shares of common stock within a range to be determined by our BoD from 1 for 1.5 to 1 For 3.75 with any fractional shares that would otherwise be issuable as a result of the split being rounded up to the nearest whole share	1		For

Precision Optics Corp.	poci	740294202	issuer	11/25/2008	11/18/2008	Elect Directors	1		For
						Approve an amendment to the company's articles of Organization as amended to be filed at the discretion of the BoD to effect a reverse stock split as more fully described in the proxy statement	2		For

Comarco, Inc.	cmro	200080109	issuer	11/26/2008	11/25/2008	To Approve the sale of substantially all of the assets relating to Comarco Inc. wireless test solutions business pursuant to the terms of an asset purchase agreement by and among Comarco, Inc. Comarco Wireless Technologies, Inc. Ascom Holding AG and Ascom Inc.	1		For

World Heart Corp.	whrt	980905301	issuer	10/9/2008	9/25/2008	Elect Directors	1		For
						Approve an amendment of the World Heart Corp. 2006 Equity Incentive Plan to increase the maximum number of common shares that may be issued under the plan from 1,477,251 to 44MM	2		For
						Approve the grant of discretionary authority to the Company's BOD to amend the company's articles to effect a reverse stock split of the company's common shares within the range of 20 to 1 to 30 to 1 at any time prior to the first anniversary of this Special Meeting	3		For
						Approve the issuance of warrants exercisable for 2.5MM common shares of the company to certain advisors of the company's recently compledted private placement.	4		For

PSI Technologies Holdings Inc.	PSIT	74438Q109	issuer	10/17/2008	n/a	Approve the minutes of 10/17/07 meeting of stockholders	1		No Vote
						Elect Directors	2		No Vote
						Appoint SGV & Co, and Ernst & Young as external auditors	3		No Vote
						Approve the amendment to section 1 Article II of the corporate by-laws	4		No Vote
						Authorize the company to guarantee and/or act as surety with respect to any loans/obligations	5		No Vote
						Ratify all acts, contracts and resolution of management and the BoD since 10/17/07	6		No Vote
						Other matters	7		No Vote

Emrise Corporation	eri	29246J101	issuer	11/6/2008	10/3/2008	Amend & Restat CoI to effectuate a reverse split of our issued and outstanding shares of common stock within a range to be determined by our BoD from 1 for 1.5 to 1 For 3.75 with any fractional shares that would otherwise be issuable as a result of the split being rounded up to the nearest whole share	1		For

Excapsa Software	xcp	30066E107	issuer	11/14/2008	n/a	Approve of amendment of sale documents	1		No Vote
						At the discretion of the proxyholder, upon any amendment of variation to the above matters or any other matter that may be brought before the meeting or any adjournment or adjournments there of in such manner as such proxy in such proxyholder's sole judgement may determine.	2		No Vote

Precision Optics Corp.	poci	740294202	issuer	11/25/2008	11/18/2008	Elect Directors	1		For
						Approve an amendment to the company's articles of Organization as amended to be filed at the discretion of the BoD to effect a reverse stock split as more fully described in the proxy statement	2		For

Comarco, Inc.	cmro	200080109	issuer	11/26/2008	11/25/2008	To Approve the sale of substantially all of the assets relating to Comarco Inc. wireless test solutions business pursuant to the terms of an asset purchase agreement by and among Comarco, Inc. Comarco Wireless Technologies, Inc. Ascom Holding AG and Ascom Inc.	1		For

Collectors Universe Inc.	clct	19421R200	issuer	12/2/2008	n/a	Elect Directors	1		No Vote
						Approve amendment of CoI to reduce the authorized number of shares of capital stock	2		No Vote

KMG Chemicals, Inc.	kmgb	482564101	issuer	12/2/2008	n/a	Elect Directors	1		No Vote
						Ratify UHY LLP as auditors	2		No Vote

Scopus Video Networks Ltd.	scop	M8260H106	issuer	12/30/2008	12/30/2008	Approve Brightman Almagor Zoharas independent auditors	1		For
						Elect Yaron Simler to the BoD as a Class II Director	2	a	For
						Elect Yoram Oron to the BoD as a class II Director	2	b	For
						Elect Alex Hilman to the BoD as a Class II Director	2	c	Against
						Elect Louis Silver as external director of the company	3	a	For
						Elect Tali Yaron-Elder as an External Director of the company	3	b	For
						Elect Moshe Ran as an External Director of the company	3	c	Against
						Approve the compensation package for the non employee directors	4		For

Scopus Video Networks Ltd.	scop	M8260h106	issuer	2/6/2009	1/28/2009	Approve the agreement and plan of mergder datded as of 12/22/08 by and among Harmonic Inc., Sunrise Acquisition Ltd., and Scopus The merger and all other transactions contemplated by the agreement and plan of merger	1		For

Unify Corp.	unfy	904743200	issuer	4/2/2009	n/a	Elect Directors	1		No Vote
						Approve an amendment to the 2001 stock option plan to increase the number of shares of common stock reserved fro issuance from 1.2MM to 2MM	2		No Vote
						Ratify Grant Thornton LLP as auditors	3		No Vote

Microfinancial Inc.	mfi	595072109	issuer	5/14/2009	n/a	Elect Directors	1		No Vote
						Ratify Vitale, Caturano & Co, P.C as public accounting firm	2		No Vote

Peco III, Inc.	piii	705221208	issuer	5/19/2009	n/a	Elect Directors	1		No Vote

Integral Vision, Inc.	invi	45811H106	issuer	5/20/2009	n/a	Elect Directors	1		No Vote
						Company authorized to amend its Art. Of Inc. to increase the authorized shares of common stock which it is authorzed to issue from 70MM to 90MM	2		No Vote
						Compan is authorized to adopt the amendment and restatement of 2008 Equity compensation plan increasing the maximum shares of its common stock awardable by 2.5MM shares	3		No Vote
						In their discretion the proxies are authorized to vote upon such other business as may come before the meeting	4		No Vote

Unify Corporation	unfy	904743200	issuer	6/30/2009	6/2/2009	Consider and vote upon a proposal to adopt the agreement and plan of merger dtd 4/16/09 by and among AXS-ONE, Unify Corp. a delaware Corp. and UCAC, Inc. a wholly owned subsidiary of Unify Corp,, pursuant to which AXS-ONE, Inc. will become a wholly owned subsidiary of Unify through a merger.	1		For
						Consider and vote upon an adjournment of the Unify Corp. special meeting, if necessary, if a quorum is present, to solicit additional proxies if there are not sufficient votes in favor of the proposal described immediately above.	2		For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/Austin W. Marxe
       AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 27, 2009